Stockholders' Equity	12 Months Ended
Sep. 30, 2016
Equity [Abstract]
Stockholders' Equity
STOCKHOLDERS' EQUITY

The Company and the Bank are subject to various regulatory capital requirements. Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios (set forth in the following table) of Common Equity Tier 1, Tier 1 and Total capital to risk weighted assets (as defined in the regulations) and Tier 1 capital to average assets (as defined in the regulations). Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary action by regulators that, if undertaken, could have a direct material effect on the Company's financial statements. The Company and the Bank are also subject to certain restrictions on the amount of dividends that they may declare without prior regulatory approval.

As of September 30, 2016 and 2015, the Company and the Bank met all capital adequacy requirements to which they are subject, and the OCC categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, the Bank must maintain minimum Common Equity Tier 1, Tier 1 risk-based, Total risk-based and Tier 1 leverage ratios as set forth in the following table. The Bank's actual capital amounts and ratios as of these dates are also presented. There are no conditions or events since that management believes have changed the Bank's categorization.

	Actual		Capital Adequacy Guidelines	Categorized as Well Capitalized Under Prompt Corrective Action Provisions
	Capital	Ratio	Ratio	Ratio
September 30, 2016	(In thousands)
Common Equity Tier 1 risk-based capital ratio:
The Company	$1,690,380	17.54%	4.50%	NA
The Bank	1,668,828	17.32	4.50	6.50%
Tier 1 risk-based capital ratio:
The Company	1,690,380	17.54	6.00	NA
The Bank	1,668,828	17.32	6.00	8.00
Total risk-based capital ratio:
The Company	1,807,740	18.76	8.00	NA
The Bank	1,786,188	18.54	8.00	10.00
Tier 1 leverage ratio:
The Company	1,690,380	11.60	4.00	NA
The Bank	1,668,828	11.45	4.00	5.00

September 30, 2015
Common Equity Tier 1 risk-based capital ratio:
The Company	$1,658,985	18.81%	4.50%	NA
The Bank	1,652,569	18.73	4.50	6.50%
Tier 1 risk-based capital ratio:
The Company	1,658,985	18.81	6.00	NA
The Bank	1,652,569	18.73	6.00	8.00
Total risk-based capital ratio:
The Company	1,769,587	20.07	8.00	NA
The Bank	1,763,171	19.98	8.00	10.00
Tier 1 leverage ratio:
The Company	1,658,985	11.71	4.00	N/A
The Bank	1,652,569	11.66	4.00	5.00

At periodic intervals, the Federal Reserve, the OCC and the FDIC routinely examine the Company's and the Bank's financial statements as part of their oversight. Based on their examinations, these regulators can direct that the Company's or Bank's financial statements be adjusted in accordance with their findings.

The federal banking agencies released new regulatory capital rules which became effective on January 1, 2015. These new rules raised the minimum capital ratios and established new criteria for regulatory capital. Minimum capital ratios for four measures are now established for capital adequacy purposes as indicated in the table above. The Common Equity Tier 1 capital ratio is new; it recognizes common equity as the highest form of capital. The denominator for all except the leverage ratio is risk weighted assets. The new rules also set forth a "capital conversation buffer" of up to 2.5%. In the event that a bank's capital levels fall below the minimum ratios plus these buffers, restrictions can be placed on the bank by its regulators. These restrictions include reducing dividend payments, share-backs and staff bonus payments. The purpose of these buffers is to require banks to build up capital outside of periods of stress that can be drawn down during periods of stress. As a result, even during periods where losses are incurred, the minimum capital ratios can still be met. The new capital rules detail a phase-in period for the new minimum ratios and the capital buffers before the full minimum ratios take effect in 2019. The Company has calculated its capital ratios using the new rules since March 31, 2015 and the change did not have a material impact on its consolidated financial statements. There are also new standards for Adequate and Well Capitalized criteria that are used for "Prompt Corrective Action" purposes. To remain categorized as well capitalized, the Bank must maintain minimum Common Equity Tier 1 risk-based, Tier 1 risk-based, Total risk-based and Tier 1 leverage ratios as set forth in the above table. These rules are further described in the 10-K report under "Washington Federal, National Association (Bank) - Regulatory Capital Requirements". Both the Company and the Bank have sufficient capital to meet these new rules.

The Company and the Bank are subject to regulatory restrictions on paying dividends.

The Company has an ongoing stock repurchase program and 3,867,563 shares were repurchased during 2016 at a weighted average price of $22.72. In 2015, 5,841,204 shares were repurchased at a weighted average price of $21.70. As of September 30, 2016, Management had authorization from the Board of Directors to repurchase up to 5,039,310 additional shares.

In connection with the 2008 Troubled Asset Relief Program ("TARP"), the Company issued 1,707,456 warrants to purchase common stock at an exercise price of $17.57. In September 2016, the Company repurchased 892,240 of these warrants with a value of $7,718,158. Warrants remaining outstanding were 808,616 as of September 30, 2016 and 1,700,856 as of September 30, 2015, and they have an expiration date of November 14, 2018. The outstanding warrants are considered in the calculation of diluted shares outstanding using the treasury stock method.
The following table sets forth information regarding earnings per share calculations.

Year ended September 30,	2016	2015	2014

Weighted average shares outstanding	91,399,038	95,644,639	101,154,030
Weighted average dilutive warrants	440,366	340,016	352,171
Weighted average dilutive options	73,514	69,304	84,150
Weighted average diluted shares	91,912,918	96,053,959	101,590,351

Net income (In thousands)	$164,049	$160,316	$157,364
Basic EPS	$1.79	$1.68	$1.56
Diluted EPS	1.78	1.67	1.55